REVENUE RECOGNITION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation Revenue
The Company has presented the disaggregated disclosures below which are useful to understand the composition of the Company’s revenue during the respective reporting periods shown below:

	Three Months Ended
(In thousands, USD)	March 31,
	2023	2022
IoT Connectivity*	$43,244	$43,053
Hardware Sales	16,444	19,012
Hardware Sales—bill-and-hold	2,197	2,422
Deployment services, professional services, referral services and other	4,090	4,491
Total	$65,975	$68,978
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*Includes connectivity-related revenues from IoT Connectivity services and IoT Solutions services
The Company views the following disaggregated disclosures as useful to understand the composition of revenue recognized during the respective reporting periods:

	Years Ended
(In thousands, USD)	December 31, 2022	December 31, 2021
IoT Connectivity*	$173,162	$164,610
Hardware Sales	69,091	54,898
Hardware Sales - bill-and-hold	10,736	5,357
Deployment services, professional services, referral services, and other	15,458	23,570
Total	$268,447	$248,435
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*Includes connectivity-related revenues from IoT Connectivity and IoT Solutions